FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2022
FAIR VALUE MEASUREMENT:
FAIR VALUE MEASUREMENT:

NOTE 7 — FAIR VALUE MEASUREMENT:

		June 30,	December 31,
	Level	2022	2021
Financial Liabilities:
Warrants Liabilities	3	1,290	1,392

Classification of financial instruments by fair value hierarchy:

The financial instruments measured in the balance sheet at fair value are classified, according to groups with similar characteristics, into a fair value ranking as follows, determined in accordance with the data source used to determine the fair value:

Level 1: Quoted prices (without adjustments) in an active market of identical assets and liabilities.

Level 2: Non-quoted prices data included in Level 1 which can be viewed directly or indirectly.

NOTE 7 — FAIR VALUE MEASUREMENT: (continued)

Level 3: Data that are not based on viewable market information (assessment techniques without the use of viewable market data).

The warrants granted to the bank and to Liquidity Capital II L.P. are derivative financial liablities and accordingly measured at each balance date at fair value through profit or loss.

For the purpose of measuring the fair value of the warrants, a model based on Black Scholes and Merton was used. The inputs used in determining the fair value are: a risk-free interest rate of 2.8%, an expected exercise period of between 0.25 and 6.5 years and an expected volatility of approximately 50%.

Warrants
Balance at January 1, 2021	1,118
Issuance of warrants	74
Changes in fair value recognized in finance expenses	200
Balance at December 31, 2021	1,392
Issuance of warrants	—
Changes in fair value recognized in finance expenses	(102)
Balance at June 30, 2022	1,290